Investment Strategy	Aug. 31, 2025
Neuberger International Core Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its goal by investing in international equity securities. The Fund’s investments primarily will be in issuers tied to developed markets outside the United States.  The Fund considers developed markets to be those classified as a developed market by the MSCI World ex USA Index (Net) (the “Benchmark”) (which includes both large cap and mid cap companies).

In managing the Fund, the Portfolio Managers select companies based on fundamental and quantitative research.  Each company is evaluated relative to its global peers based on the Portfolio Managers’ analysis of various factors, that may include, but are not limited to: valuation (e.g., earnings before interest, taxes, depreciation, and amortization yield), income (e.g., dividend yield), quality (e.g., capital discipline, profitability, and solvency ratios), momentum (e.g., price momentum), sentiment (e.g., whether company executives sound positive or negative on earnings calls and other public discussions of the company), risk assessment (e.g., price volatility), growth (e.g., a company’s research and development expenditures relative to its market capitalization), and contribution to the overall risk of the portfolio.  The Portfolio Managers seek to identify companies with attractive characteristics across multiple factors, rather than those that rank highest on any single factor.
The Portfolio Managers seek to reduce risk by investing across many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to invest across a broad range of countries and geographical regions. The Fund may invest in depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)), as well as real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).

As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Managers follow a disciplined selling strategy, reducing or exiting positions when they identify what they believe to be a deterioration in potential return and/or an increase in risk or when other opportunities appear more attractive.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.  The Fund will not alter this policy without providing shareholders at least 60 days’ notice. For this purpose, the Fund considers equity securities to include common stock, preferred stock and securities convertible into common or preferred stock.

Neuberger International Core Equity Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its goal through a combination of investing in international equity securities and options.  The Fund’s investments primarily will be in issuers tied to developed markets outside the United States. The Fund considers developed markets to be those classified as a developed market by the MSCI World ex USA Index (Net) (the “Benchmark”) (which includes both large cap and mid cap companies).

In managing the Fund, the Portfolio Managers select companies based on fundamental and quantitative research.  Each company is evaluated relative to its global peers based on the Portfolio Managers’ analysis of various factors, that may include, but are not limited to: valuation (e.g., earnings before interest, taxes, depreciation, and amortization yield), income (e.g., dividend yield), quality (e.g., capital discipline, profitability, and solvency ratios), momentum (e.g., price momentum), sentiment (e.g., whether company executives sound positive or negative on earnings calls and other public discussions of the company), risk assessment (e.g., price volatility), growth (e.g., a company’s research and development expenditures relative to its market capitalization), and contribution to the overall risk of the portfolio.  The Portfolio Managers seek to identify companies with attractive characteristics across multiple factors, rather than those that rank highest on any single factor.

The Fund seeks to generate income from the premiums earned from its option writing strategy as well as the dividends received from the Fund’s equity holdings. The Fund’s option writing strategy involves selling (writing) call and put options on individual stocks and on indices and exchange-traded funds (“ETFs”) that primarily track developed markets outside the United States.  The Portfolio Managers will select option investments utilizing fundamental and quantitative research, including based on their estimate of current and future market volatility levels, underlying instrument valuations and perceived market risks. Further, the Portfolio Managers will evaluate option premiums in determining preferred option contract terms, such as strike prices and expiration dates.  The options written by the Fund will generally be listed options, including FLexible EXchange® Options (“FLEX options”).  FLEX options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation.

The Fund also will buy and sell (write) call and put options on individual stocks, indices and ETFs in an effort to enhance returns or manage risk. The Fund will generally sell (write) call options on individual stocks if it simultaneously holds an equivalent long position in the stock underlying the option (“covered call option”).  At the time of sale, the aggregate notional amount of call options sold will not exceed the aggregate notional amount of the Fund’s long equity positions and the Fund will hold collateral equal to the notional amount of put options sold.

An option is a contract that gives the holder the right, but not the obligation, to transact in an underlying asset at a specified strike price before expiration: a call option is the right to buy, and a put option is the right to sell.

The Portfolio Managers also seek to reduce risk by investing across many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to invest across a broad range of countries and geographical regions. The Fund may invest in depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)), as well as real estate investment trusts (“REITs”).

The Fund may also invest in ETFs, fixed income instruments, and money market mutual funds and a portion of premiums received by the Fund for writing options may be invested in such instruments.   The Fund’s investments in fixed income instruments may be of any duration, may include variable and floating rate instruments, U.S. Treasury and other government securities, debt securities issued by corporations or trust entities, cash and cash equivalents.

As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Managers follow a disciplined selling strategy, reducing or exiting positions when they identify what they believe to be a deterioration in potential return and/or an increase in risk or when other opportunities appear more attractive.  In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and other investments that provide investment exposure to equity securities.  The Fund will not alter this policy without providing shareholders at least 60 days’ notice. For this purpose, the Fund considers equity securities to include common stock, preferred stock and securities convertible into common or preferred stock.